Income tax (Details 2) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Income Before Income Tax	$ 25,798,179,000	$ 14,844,212,000	$ 35,506,085,000
At Statutory Income Tax Rate	(9,029,362,000)	(5,195,475,000)	(10,651,825,000)
Share Of The Profit Of Associates	(55,539,000)	32,067,000	(19,717,000)
Effect Related To Statutory Income Tax Rate Change	0	(8,412,105,000)	1,857,589,000
Ifric 23 Effect	298,760,000	28,588,000	58,167,000
Effect Related To The Discount Of Income Tax Payable	(1,592,771,000)	(270,416,000)	581,052,000
Adjustment Related To Current Income Tax For The Prior Year	304,874,000	295,244,000	61,124,000
Loss On Net Monetary Position	(3,414,907,000)	(1,307,240,000)	(7,341,580,000)
Unrecognized Tax-loss Carryforwards	(2,809,286)	(2,344,539,000)	0
Business Combination Tax Effects	(4,260,959,000)	0	0
Others	2,131,526,000	1,067,671,000	407,115,000
Income Tax	$ (6,720,204,000)	$ (16,106,205,000)	$ (15,048,075,000)